Schedule of Investments (unaudited) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 100.0%

Aerospace & Defense — 2.5%
BAE Systems PLC	3,585,036	$23,033,930
Lockheed Martin Corp.(a)	30,820	10,446,439
Northrop Grumman Corp.(a)	1,345	406,930
Raytheon Co.(a)	6,310	827,556

		34,714,855

Air Freight & Logistics — 1.0%
FedEx Corp.(a)	116,030	14,069,798

Automobiles — 1.2%
General Motors Co.(a)	767,930	15,957,585

Banks — 12.0%
Bank of America Corp.(a)	2,000,982	42,480,848
Citigroup, Inc.(a)(b)	987,672	41,600,745
JPMorgan Chase & Co.(a)(b)	428,469	38,575,064
Wells Fargo & Co.(a)(b)	1,435,328	41,193,913

		163,850,570

Beverages — 2.4%
Constellation Brands, Inc., Class A(a)	184,361	26,429,993
PepsiCo, Inc.(a)	55,023	6,608,262

		33,038,255

Capital Markets — 4.3%
Charles Schwab Corp.(a)	535,950	18,018,639
CME Group, Inc.(a)	21,980	3,800,562
Morgan Stanley(a)	697,706	23,722,004
Raymond James Financial, Inc.(a)	211,630	13,375,016

		58,916,221

Chemicals — 1.4%
Corteva, Inc.(a)(c)	364,551	8,566,949
DuPont de Nemours, Inc.(a)	290,264	9,898,002

		18,464,951

Communications Equipment — 3.0%
Cisco Systems, Inc.(a)	633,600	24,906,816
Motorola Solutions, Inc.(a)	117,400	15,604,808

		40,511,624

Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B(a)(c)	94,315	17,243,611
Equitable Holdings, Inc.(a)	725,482	10,483,215

		27,726,826

Diversified Telecommunication Services — 5.3%
BCE, Inc.(a)	40,770	1,665,862
Verizon Communications, Inc.(a)(b)	1,315,220	70,666,771

		72,332,633

Electric Utilities — 3.2%
Edison International(a)	113,450	6,215,926
FirstEnergy Corp.(a)	810,090	32,460,306

Security	Shares	Value

Electric Utilities (continued)
NextEra Energy, Inc.(a)	23,126	$5,564,578

		44,240,810

Food Products — 2.1%
Conagra Brands, Inc.(a)	243,994	7,158,784
Kellogg Co.(a)	74,350	4,460,256
Nestle SA, Registered Shares	163,508	16,737,952

		28,356,992

Health Care Equipment & Supplies — 6.8%
Alcon, Inc.(c)	296,080	15,168,394
Koninklijke Philips NV	898,169	36,876,446
Medtronic PLC(a)	446,470	40,262,665

		92,307,505

Health Care Providers & Services — 6.9%
Anthem, Inc.(a)	159,101	36,122,291
CVS Health Corp.(a)	434,492	25,778,411
McKesson Corp.(a)	69,236	9,364,861
Quest Diagnostics, Inc.(a)	32,344	2,597,223
UnitedHealth Group, Inc.(a)	80,710	20,127,460

		93,990,246

Household Durables — 1.8%
Newell Brands, Inc.(a)	921,086	12,232,022
Sony Corp.	216,600	12,829,984

		25,062,006

Industrial Conglomerates — 2.6%
General Electric Co.(a)	2,439,633	19,370,686
Siemens AG, Registered Shares	186,180	15,589,784

		34,960,470

Insurance — 7.1%
Allstate Corp.	35,730	3,277,513
American International Group, Inc.(a)	965,136	23,404,548
Arthur J Gallagher & Co.(a)	205,118	16,719,168
MetLife, Inc.(a)	698,233	21,344,983
Travelers Cos., Inc.(a)	103,220	10,254,907
Willis Towers Watson PLC(a)	126,750	21,528,487

		96,529,606

IT Services — 2.4%
Cognizant Technology Solutions Corp., Class A(a)	578,199	26,868,908
Visa, Inc., Class A(a)	40,083	6,458,173

		33,327,081

Machinery — 0.4%
Pentair PLC(a)	207,113	6,163,683

Media — 3.3%
Comcast Corp., Class A(a)	897,125	30,843,157
Fox Corp., Class A(a)	550,700	13,013,041
Fox Corp., Class B(c)	26,570	$607,922

		44,464,120

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities — 1.1%
NiSource, Inc.(a)	117,820	$2,941,965
Public Service Enterprise Group, Inc.(a)	283,445	12,729,515

		15,671,480

Multiline Retail — 1.2%
Dollar General Corp.(a)	107,002	16,158,372

Oil, Gas & Consumable Fuels — 7.9%
BP PLC	5,994,990	24,585,120
ConocoPhillips(a)	299,510	9,224,908
Enterprise Products Partners LP(a)	979,160	14,001,988
Equinor ASA	561,790	7,003,346
Marathon Oil Corp.(a)	1,298,100	4,270,749
Marathon Petroleum Corp.(a)	540,106	12,757,304
Pioneer Natural Resources Co.(a)	121,810	8,544,972
TOTAL SA—ADR(a)	205,027	7,635,205
Williams Cos., Inc.(a)	1,422,609	20,129,917

		108,153,509

Personal Products — 1.8%
Unilever NV — NY Shares(a)	514,900	25,121,971

Pharmaceuticals — 6.3%
AstraZeneca PLC	269,138	23,979,899
Bayer AG, Registered Shares	345,594	19,801,997
Johnson & Johnson(a)	33,131	4,344,468
Pfizer, Inc.(a)	360,788	11,776,120
Sanofi	301,690	26,118,749

		86,021,233

Road & Rail — 0.8%
Union Pacific Corp.(a)	74,530	10,511,711

Semiconductors & Semiconductor Equipment — 0.4%
NXP Semiconductors NV(a)	71,530	5,931,983

Software — 2.8%
Constellation Software, Inc.	5,627	5,114,081

Security	Shares	Value

Software (continued)
Microsoft Corp.(a)	209,910	$33,104,906

		38,218,987

Specialty Retail — 1.3%
Lowe’s Cos., Inc.(a)	200,000	17,210,000

Technology Hardware, Storage & Peripherals — 1.5%
Samsung Electronics Co. Ltd., — GDR	20,269	20,048,823

Tobacco — 2.4%
Altria Group, Inc.(a)	781,556	30,222,770
Philip Morris International, Inc.(a)	28,860	2,105,626

		32,328,396

Trading Companies & Distributors — 0.8%
Ferguson PLC	170,600	10,548,617

Total Common Stocks — 100.0% (Cost — $1,422,804,318)		1,364,910,919

Preferred Stock — 0.5%

Household Products — 0.5%
Henkel AG & Co. KGaA, Preference Shares, 0.00%	91,590	7,325,513

Total Preferred Stocks—0.5% (Cost — $ 9,100,766)		7,325,513

Total Long-Term Investments — 100.5% (Cost — $1,431,905,084)		1,372,236,432

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(d)(e)	12,904,853	12,904,853

Total Short-Term Securities — 0.9% (Cost — $12,904,853)		12,904,853

Options Purchased — 0.0% (Cost — $20,390)		39,380

Total Investments Before Options Written — 101.4% (Cost — $1,444,830,327)		1,385,180,665

Options Written — (1.9)% (Premiums Received — $28,246,721)		(26,119,817)

Total Investments, Net of Options Written — 99.5% (Cost — $1,416,583,606)		1,359,060,848

Other Assets Less Liabilities — 0.5%		6,451,372

Net Assets — 100.0%		$1,365,512,220

2	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

(a)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)

Investments in issuers considered to be an affiliate/affiliates of the Trust during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	12,904,853	(b)	—	12,904,853	$12,904,853	$23,724	$—	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
USD	U.S. Dollar

Portfolio Abbreviations

ADR	American Depositary Receipts
CME	Chicago Mercantile Exchange
GDR	Global Depositary Receipt

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Baker Hughes, Inc.	1,432	04/17/20	USD	20.00	USD	1,504	$39,380

							$39,380

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Willis Towers Watson PLC	305	04/02/20	USD	208.00	USD	5,180	$—
Altria Group, Inc.	772	04/03/20	USD	46.00	USD	2,985	(6,948)
American International Group, Inc.	595	04/03/20	USD	50.00	USD	1,443	(2,975)
Anthem, Inc	48	04/03/20	USD	280.00	USD	1,090	(16,800)
Anthem, Inc	48	04/03/20	USD	310.00	USD	1,090	(960)
Bank of America Corp.	1,760	04/03/20	USD	35.50	USD	3,736	(1,760)
CVS Health Corp.	277	04/03/20	USD	66.00	USD	1,643	(3,324)
Cisco Systems, Inc.	168	04/03/20	USD	48.50	USD	660	(1,176)
Cisco Systems, Inc.	112	04/03/20	USD	46.50	USD	440	(560)
ConocoPhillips	265	04/03/20	USD	60.00	USD	816	(265)
Enterprise Products Partners LP	1,874	04/03/20	USD	27.00	USD	2,680	(18,740)
Fox Corp., Class A	1,063	04/03/20	USD	39.00	USD	2,512	(37,205)
General Electric Co.	1,030	04/03/20	USD	13.00	USD	818	(1,030)
General Motors Co.	408	04/03/20	USD	36.50	USD	848	(11,832)
JPMorgan Chase & Co.	404	04/03/20	USD	141.00	USD	3,637	(12,120)
Lowe’s Cos., Inc.	190	04/03/20	USD	113.00	USD	1,635	(2,850)
Marathon Oil Corp.	765	04/03/20	USD	11.00	USD	252	(4,590)
Marathon Petroleum Corp.	346	04/03/20	USD	62.50	USD	817	(3,114)
Medtronic PLC	221	04/03/20	USD	95.00	USD	1,993	(23,647)
MetLife, Inc.	666	04/03/20	USD	53.50	USD	2,036	(29,304)
Morgan Stanley	821	04/03/20	USD	50.00	USD	2,791	(38,587)
NXP Semiconductors NV	69	04/03/20	USD	137.00	USD	572	(29,670)
PepsiCo, Inc.	50	04/03/20	USD	147.00	USD	601	(700)
Pfizer, Inc.	82	04/03/20	USD	37.00	USD	268	(656)
Pfizer, Inc.	164	04/03/20	USD	38.75	USD	535	—
Raytheon Co.	34	04/03/20	USD	232.50	USD	446	(14,620)
UnitedHealth Group, Inc.	142	04/03/20	USD	275.00	USD	3,541	(4,260)
Williams Cos., Inc.	1,670	04/03/20	USD	20.50	USD	2,363	(1,670)
Corteva, Inc	243	04/07/20	USD	31.82	USD	571	(12)
Corteva, Inc	258	04/07/20	USD	30.75	USD	606	(47)
Newell Brands, Inc.	904	04/08/20	USD	20.26	USD	1,201	(2)
Altria Group, Inc.	514	04/09/20	USD	43.50	USD	1,988	(81,212)
American International Group, Inc.	825	04/09/20	USD	41.00	USD	2,001	(50,325)
Anthem, Inc.	97	04/09/20	USD	300.00	USD	2,202	(35,405)
Bank of America Corp.	1,743	04/09/20	USD	28.00	USD	3,700	(2,614)
Cisco Systems, Inc.	1,364	04/09/20	USD	44.50	USD	5,362	(6,138)
Citigroup, Inc.	888	04/09/20	USD	68.00	USD	3,740	(20,424)
Comcast Corp., Class A	975	04/09/20	USD	39.00	USD	3,352	(223,275)
Conagra Brands, Inc.	287	04/09/20	USD	33.00	USD	842	(11,480)
ConocoPhillips	174	04/09/20	USD	51.00	USD	536	(870)
Enterprise Products Partners LP	1,715	04/09/20	USD	24.00	USD	2,452	(34,300)
FirstEnergy Corp.	682	04/09/20	USD	47.50	USD	2,733	(6,460)
General Electric Co.	1,551	04/09/20	USD	11.00	USD	1,231	(1,551)
General Motors Co.	408	04/09/20	USD	31.00	USD	848	(4,080)
JPMorgan Chase & Co.	332	04/09/20	USD	129.00	USD	2,989	(3,984)
Johnson & Johnson	187	04/09/20	USD	145.00	USD	2,452	(9,443)
Lockheed Martin Corp.	40	04/09/20	USD	340.00	USD	1,356	(49,000)
Lowe’s Cos., Inc.	190	04/09/20	USD	113.00	USD	1,635	(44,840)
Marathon Oil Corp.	929	04/09/20	USD	9.00	USD	306	(5,574)
McKesson Corp.	40	04/09/20	USD	144.00	USD	541	(18,800)
Medtronic PLC	221	04/09/20	USD	94.00	USD	1,993	(40,443)

4	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Microsoft Corp.	303	04/09/20	USD	170.00	USD	4,779	$(34,087)
Morgan Stanley	942	04/09/20	USD	34.00	USD	3,203	(201,117)
NXP Semiconductors NV	138	04/09/20	USD	120.00	USD	1,144	(60,030)
Northrop Grumman Corp.	13	04/09/20	USD	300.00	USD	393	(15,405)
PepsiCo, Inc.	79	04/09/20	USD	139.00	USD	949	(13,430)
Pfizer, Inc.	1,205	04/09/20	USD	37.00	USD	3,933	(4,820)
Verizon Communications, Inc.	489	04/09/20	USD	58.00	USD	2,627	(9,780)
Verizon Communications, Inc.	1,009	04/09/20	USD	57.32	USD	5,421	(11,559)
Visa, Inc., Class A	71	04/09/20	USD	185.00	USD	1,144	(14,519)
Wells Fargo & Co.	468	04/09/20	USD	46.50	USD	1,343	(4,212)
Williams Cos., Inc.	1,020	04/09/20	USD	19.50	USD	1,443	(43,860)
Altria Group, Inc.	514	04/17/20	USD	45.00	USD	1,988	(2,570)
Altria Group, Inc.	1,948	04/17/20	USD	40.00	USD	7,533	(180,190)
American International Group, Inc.	755	04/17/20	USD	44.00	USD	1,831	(31,710)
American International Group, Inc.	529	04/17/20	USD	31.00	USD	1,283	(12,696)
American International Group, Inc.	775	04/17/20	USD	24.00	USD	1,879	(152,288)
Anthem, Inc.	346	04/17/20	USD	220.00	USD	7,856	(596,850)
Anthem, Inc.	97	04/17/20	USD	230.00	USD	2,202	(111,550)
Arthur J Gallagher & Co.	730	04/17/20	USD	105.00	USD	5,950	(54,750)
Arthur J Gallagher & Co.	398	04/17/20	USD	80.00	USD	3,244	(195,020)
BCE, Inc.	46	04/17/20	USD	45.00	USD	188	(1,150)
BCE, Inc.	132	04/17/20	USD	40.00	USD	539	(26,400)
Baker Hughes Co.	1,432	04/17/20	USD	24.00	USD	1,504	(42,960)
Bank of America Corp.	1,760	04/17/20	USD	35.00	USD	3,736	(1,760)
Bank of America Corp.	1,242	04/17/20	USD	23.00	USD	2,637	(62,100)
Berkshire Hathaway, Inc.	60	04/17/20	USD	170.00	USD	1,097	(85,050)
CVS Health Corp.	322	04/17/20	USD	67.50	USD	1,910	(7,084)
CVS Health Corp.	506	04/17/20	USD	65.00	USD	3,002	(31,878)
Charles Schwab Corp.	1,063	04/17/20	USD	44.00	USD	3,574	(21,260)
Charles Schwab Corp.	1,308	04/17/20	USD	33.00	USD	4,397	(356,430)
Cisco Systems, Inc.	223	04/17/20	USD	47.50	USD	877	(669)
Cisco Systems, Inc.	510	04/17/20	USD	42.50	USD	2,005	(20,145)
Citigroup, Inc.	1,021	04/17/20	USD	72.50	USD	4,300	(1,021)
Cognizant Technology Solutions Corp., Class A	428	04/17/20	USD	72.50	USD	1,989	(8,560)
Cognizant Technology Solutions Corp., Class A	580	04/17/20	USD	70.00	USD	2,695	(11,600)
Cognizant Technology Solutions Corp., Class A	1,184	04/17/20	USD	50.00	USD	5,502	(97,680)
Comcast Corp., Class A	1,292	04/17/20	USD	47.50	USD	4,442	(6,460)
Comcast Corp., Class A	161	04/17/20	USD	42.50	USD	554	(11,270)
Comcast Corp., Class A	718	04/17/20	USD	40.00	USD	2,468	(7,180)
Comcast Corp., Class A	324	04/17/20	USD	45.00	USD	1,114	(2,268)
Comcast Corp., Class A	223	04/17/20	USD	35.00	USD	767	(44,488)
Conagra Brands, Inc.	599	04/17/20	USD	27.00	USD	1,757	(172,213)
ConocoPhillips	90	04/17/20	USD	62.50	USD	277	(1,170)
ConocoPhillips	531	04/17/20	USD	29.00	USD	1,635	(175,230)
Constellation Brands, Inc.	153	04/17/20	USD	190.00	USD	2,193	(6,885)
Corteva, Inc.	487	04/17/20	USD	29.00	USD	1,144	(6,087)
Corteva, Inc.	279	04/17/20	USD	26.00	USD	656	(12,555)
Corteva, Inc.	459	04/17/20	USD	25.00	USD	1,079	(39,015)
Dollar General Corp.	734	04/17/20	USD	160.00	USD	11,084	(128,450)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
DuPont de Nemours, Inc.	154	04/17/20	USD	62.50	USD	525	$(770)
DuPont de Nemours, Inc.	292	04/17/20	USD	55.00	USD	996	(5,840)
DuPont de Nemours, Inc.	273	04/17/20	USD	38.00	USD	931	(35,626)
Edison International	74	04/17/20	USD	50.00	USD	405	(46,250)
Enterprise Products Operating LLC	1,796	04/17/20	USD	16.00	USD	2,568	(71,840)
Equitable Holdings, Inc.	1,974	04/17/20	USD	12.50	USD	2,852	(483,630)
Equitable Holdings, Inc.	927	04/17/20	USD	27.68	USD	1,340	(85)
FedEx Corp.	149	04/17/20	USD	155.00	USD	1,807	(3,129)
FirstEnergy Corp.	952	04/17/20	USD	45.00	USD	3,815	(28,560)
FirstEnergy Corp.	816	04/17/20	USD	41.00	USD	3,270	(126,480)
FirstEnergy Corp.	807	04/17/20	USD	51.25	USD	3,234	(13,208)
Fox Corp., Class A	1,059	04/17/20	USD	26.00	USD	2,502	(95,310)
General Electric Co.	1,388	04/17/20	USD	11.00	USD	1,102	(2,776)
General Electric Co.	2,966	04/17/20	USD	8.00	USD	2,355	(149,783)
General Motors Co.	751	04/17/20	USD	34.00	USD	1,561	(7,510)
General Motors Co.	556	04/17/20	USD	26.00	USD	1,155	(11,954)
General Motors Co.	508	04/17/20	USD	23.00	USD	1,056	(39,878)
JPMorgan Chase & Co.	332	04/17/20	USD	130.00	USD	2,989	(996)
Johnson & Johnson	1	04/17/20	USD	150.00	USD	13	(40)
Kellogg Co.	218	04/17/20	USD	65.00	USD	1,308	(12,535)
Kellogg Co.	257	04/17/20	USD	65.18	USD	1,542	(13,991)
Lockheed Martin Corp.	40	04/17/20	USD	350.00	USD	1,356	(42,600)
Lockheed Martin Corp.	60	04/17/20	USD	345.00	USD	2,034	(70,500)
Lowe’s Cos., Inc.	22	04/17/20	USD	105.00	USD	189	(2,090)
Lowe’s Cos., Inc.	465	04/17/20	USD	85.00	USD	4,001	(199,950)
Lowe’s Cos., Inc.	23	04/17/20	USD	120.00	USD	198	(506)
Marathon Oil Corp.	1,560	04/17/20	USD	8.00	USD	513	(7,800)
Marathon Oil Corp.	1,820	04/17/20	USD	5.00	USD	599	(8,190)
Marathon Petroleum Corp.	503	04/17/20	USD	45.00	USD	1,188	(5,030)
Marathon Petroleum Corp.	323	04/17/20	USD	25.00	USD	763	(50,065)
McKesson Corp.	83	04/17/20	USD	130.00	USD	1,123	(82,585)
McKesson Corp.	60	04/17/20	USD	133.00	USD	812	(47,700)
Medtronic PLC	287	04/17/20	USD	120.00	USD	2,588	(574)
Medtronic PLC	523	04/17/20	USD	82.50	USD	4,716	(487,698)
MetLife, Inc.	1,335	04/17/20	USD	35.00	USD	4,081	(48,060)
MetLife, Inc.	623	04/17/20	USD	50.90	USD	1,905	(197)
Microsoft Corp.	225	04/17/20	USD	170.00	USD	3,548	(46,125)
Microsoft Corp.	338	04/17/20	USD	144.00	USD	5,331	(572,910)
Morgan Stanley	942	04/17/20	USD	55.00	USD	3,203	(2,826)
Morgan Stanley	942	04/17/20	USD	33.50	USD	3,203	(206,769)
Motorola Solutions, Inc.	387	04/17/20	USD	190.00	USD	5,144	(21,672)
Motorola Solutions, Inc.	221	04/17/20	USD	160.00	USD	2,938	(36,244)
NXP Semiconductors NV	117	04/17/20	USD	85.00	USD	970	(49,140)
Newell Brands, Inc.	747	04/17/20	USD	15.00	USD	992	(18,675)
Newell Brands, Inc.	1,250	04/17/20	USD	16.00	USD	1,660	(25,000)
Newell Brands, Inc.	673	04/17/20	USD	14.00	USD	894	(43,745)
Newell Brands, Inc.	902	04/17/20	USD	20.35	USD	1,198	(273)
NextEra Energy, Inc.	182	04/17/20	USD	240.00	USD	4,379	(190,190)
NextEra Energy, Inc.	48	04/17/20	USD	282.36	USD	1,155	(8,696)

6	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
NiSource, Inc.	165	04/17/20	USD	23.00	USD	412	$(46,200)
NiSource, Inc.	153	04/17/20	USD	27.00	USD	382	(6,885)
Pentair PLC	627	04/17/20	USD	40.00	USD	1,866	(62,700)
PepsiCo, Inc.	108	04/17/20	USD	145.00	USD	1,297	(1,026)
PepsiCo, Inc.	43	04/17/20	USD	130.00	USD	516	(6,235)
PepsiCo, Inc.	22	04/17/20	USD	122.00	USD	264	(6,050)
Pfizer, Inc.	164	04/17/20	USD	39.00	USD	535	(410)
Pfizer, Inc.	82	04/17/20	USD	37.00	USD	268	(533)
Pfizer, Inc.	158	04/17/20	USD	34.00	USD	516	(6,399)
Pioneer Natural Resources Co.	220	04/17/20	USD	68.00	USD	1,543	(140,800)
Pioneer Natural Resources Co.	102	04/17/20	USD	85.00	USD	716	(14,535)
Public Service Enterprise Group, Inc.	174	04/17/20	USD	50.00	USD	781	(6,525)
Public Service Enterprise Group, Inc.	501	04/17/20	USD	45.00	USD	2,250	(103,958)
Quest Diagnostics, Inc.	210	04/17/20	USD	110.00	USD	1,686	(5,775)
Raymond James Financial, Inc.	59	04/17/20	USD	70.00	USD	373	(11,505)
Raymond James Financial, Inc.	475	04/17/20	USD	102.41	USD	3,002	(201)
TOTAL SA—ADR	637	04/17/20	USD	48.54	USD	2,372	(11,914)
Travelers Cos., Inc.	236	04/17/20	USD	140.00	USD	2,345	(10,620)
Travelers Cos., Inc.	407	04/17/20	USD	100.00	USD	4,044	(197,395)
Unilever NV—NY Shares	656	04/17/20	USD	52.50	USD	3,201	(24,600)
Unilever NV—NY Shares	680	04/17/20	USD	59.55	USD	3,318	(3,554)
Union Pacific Corp.	121	04/17/20	USD	150.00	USD	1,707	(26,136)
UnitedHealth Group, Inc.	152	04/17/20	USD	240.00	USD	3,791	(287,660)
Verizon Communications, Inc.	1,147	04/17/20	USD	60.00	USD	6,163	(8,602)
Verizon Communications, Inc.	1,923	04/17/20	USD	57.50	USD	10,332	(49,036)
Verizon Communications, Inc.	966	04/17/20	USD	58.75	USD	5,190	(13,904)
Visa, Inc., Class A	57	04/17/20	USD	175.00	USD	918	(16,815)
Wells Fargo & Co.	1,501	04/17/20	USD	40.00	USD	4,308	(5,253)
Wells Fargo & Co.	1,212	04/17/20	USD	32.50	USD	3,478	(52,116)
Williams Cos., Inc.	1,220	04/17/20	USD	23.00	USD	1,726	(45,140)
Williams Cos., Inc.	1,423	04/17/20	USD	16.00	USD	2,014	(62,612)
Willis Towers Watson PLC	170	04/17/20	USD	170.00	USD	2,887	(127,500)
Willis Towers Watson PLC	222	04/17/20	USD	215.00	USD	3,771	(17,992)
FirstEnergy Corp.	682	04/22/20	USD	47.60	USD	2,733	(34,852)
Altria Group, Inc.	724	04/24/20	USD	40.00	USD	2,800	(98,464)
Bank of America Corp.	1,180	04/24/20	USD	25.00	USD	2,505	(24,780)
Berkshire Hathaway, Inc.	229	04/24/20	USD	182.50	USD	4,187	(168,888)
CVS Health Corp.	538	04/24/20	USD	56.00	USD	3,192	(297,245)
Cisco Systems, Inc.	382	04/24/20	USD	41.50	USD	1,502	(34,189)
Citigroup, Inc.	809	04/24/20	USD	44.00	USD	3,408	(184,452)
Cognizant Technology Solutions Corp., Class A	988	04/24/20	USD	50.00	USD	4,591	(111,150)
Conagra Brands, Inc.	591	04/24/20	USD	29.50	USD	1,734	(78,308)
Constellation Brands, Inc.	77	04/24/20	USD	160.00	USD	1,104	(22,715)
Corteva, Inc	279	04/24/20	USD	29.55	USD	656	(6,370)
DuPont de Nemours, Inc.	605	04/24/20	USD	34.00	USD	2,063	(107,388)
Fox Corp., Class A	907	04/24/20	USD	25.50	USD	2,143	(81,630)

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
General Electric Co.	1,388	04/24/20	USD	11.00	USD	1,102	$(4,164)
General Electric Co.	2,032	04/24/20	USD	8.50	USD	1,613	(85,344)
General Electric Co.	1,055	04/24/20	USD	7.50	USD	838	(100,225)
JPMorgan Chase & Co.	418	04/24/20	USD	120.75	USD	3,763	(18,005)
Lockheed Martin Corp.	60	04/24/20	USD	330.00	USD	2,034	(141,000)
Lowe’s Cos., Inc.	209	04/24/20	USD	80.00	USD	1,798	(172,948)
Marathon Petroleum Corp.	643	04/24/20	USD	27.50	USD	1,519	(142,746)
McKesson Corp.	60	04/24/20	USD	136.00	USD	812	(46,500)
Medtronic PLC	221	04/24/20	USD	87.00	USD	1,993	(151,938)
Medtronic PLC	221	04/24/20	USD	95.00	USD	1,993	(57,902)
NXP Semiconductors NV	69	04/24/20	USD	91.00	USD	572	(17,043)
Pfizer, Inc.	317	04/24/20	USD	33.00	USD	1,035	(50,244)
Verizon Communications, Inc.	699	04/24/20	USD	57.00	USD	3,756	(27,960)
Bank of America Corp.	2,296	05/01/20	USD	22.00	USD	4,874	(297,332)
Berkshire Hathaway, Inc.	229	05/01/20	USD	190.00	USD	4,187	(107,630)
Cisco Systems, Inc.	335	05/01/20	USD	39.50	USD	1,317	(70,183)
FedEx Corp.	142	05/01/20	USD	107.00	USD	1,722	(259,150)
JPMorgan Chase & Co.	529	05/01/20	USD	106.00	USD	4,763	(45,494)
JPMorgan Chase & Co.	310	05/01/20	USD	98.00	USD	2,791	(81,065)
Microsoft Corp.	230	05/01/20	USD	162.50	USD	3,627	(167,900)
FedEx Corp.	127	05/08/20	USD	129.00	USD	1,540	(60,325)
General Electric Co.	487	05/08/20	USD	9.00	USD	387	(21,184)
Morgan Stanley	190	05/08/20	USD	37.00	USD	646	(86,450)
Wells Fargo & Co.	649	05/08/20	USD	31.50	USD	1,863	(123,310)
Allstate Corp.	196	05/15/20	USD	100.00	USD	1,798	(66,346)
Altria Group, Inc.	299	05/15/20	USD	42.50	USD	1,156	(46,195)
American International Group, Inc.	1,110	05/15/20	USD	23.00	USD	2,692	(383,505)
CME Group, Inc.	83	05/15/20	USD	170.00	USD	1,435	(123,670)
CVS Health Corp.	94	05/15/20	USD	60.00	USD	558	(34,075)
Charles Schwab Corp.	576	05/15/20	USD	38.00	USD	1,937	(66,240)
Cisco Systems, Inc.	390	05/15/20	USD	40.00	USD	1,533	(85,215)
Citigroup, Inc.	1,110	05/15/20	USD	42.50	USD	4,675	(444,000)
Comcast Corp., Class A	1,241	05/15/20	USD	37.50	USD	4,267	(288,533)
ConocoPhillips	170	05/15/20	USD	50.00	USD	524	(3,740)
ConocoPhillips	177	05/15/20	USD	30.00	USD	545	(75,225)
Constellation Brands, Inc.	289	05/15/20	USD	120.00	USD	4,143	(812,090)
Constellation Brands, Inc.	390	05/15/20	USD	150.00	USD	5,591	(296,400)
Constellation Brands, Inc.	104	05/15/20	USD	155.00	USD	1,491	(61,880)
Edison International	74	05/15/20	USD	52.50	USD	405	(45,140)
Edison International	73	05/15/20	USD	55.00	USD	400	(32,850)
Edison International	402	05/15/20	USD	60.00	USD	2,203	(92,460)
FedEx Corp.	220	05/15/20	USD	135.00	USD	2,668	(72,050)
FirstEnergy Corp.	322	05/15/20	USD	37.00	USD	1,290	(152,950)
General Electric Co.	1,520	05/15/20	USD	7.00	USD	1,207	(225,720)
General Motors Co.	440	05/15/20	USD	25.00	USD	914	(40,700)
JPMorgan Chase & Co.	440	05/15/20	USD	95.00	USD	3,961	(210,100)
Marathon Oil Corp.	1,245	05/15/20	USD	4.00	USD	410	(49,177)
McKesson Corp.	33	05/15/20	USD	135.00	USD	446	(35,145)
Medtronic PLC	761	05/15/20	USD	100.00	USD	6,863	(127,848)
MetLife, Inc.	593	05/15/20	USD	32.50	USD	1,813	(111,484)

8	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
MetLife, Inc.	623	05/15/20	USD	35.00	USD	1,905	$(59,185)
Microsoft Corp.	58	05/15/20	USD	155.00	USD	915	(78,880)
Motorola Solutions, Inc.	222	05/15/20	USD	155.00	USD	2,951	(47,952)
Newell Brands, Inc.	1,007	05/15/20	USD	14.00	USD	1,337	(125,875)
Newell Brands, Inc.	504	05/15/20	USD	15.00	USD	669	(42,840)
NiSource, Inc.	330	05/15/20	USD	25.00	USD	824	(45,375)
Pentair PLC	512	05/15/20	USD	30.00	USD	1,524	(130,560)
Pfizer, Inc.	285	05/15/20	USD	32.00	USD	930	(52,582)
Philip Morris International, Inc.	158	05/15/20	USD	70.00	USD	1,153	(90,850)
Pioneer Natural Resources Co.	220	05/15/20	USD	80.00	USD	1,543	(145,200)
Pioneer Natural Resources Co.	127	05/15/20	USD	75.00	USD	891	(106,045)
Public Service Enterprise Group, Inc.	591	05/15/20	USD	45.00	USD	2,654	(174,345)
Raymond James Financial, Inc.	157	05/15/20	USD	82.50	USD	992	(9,027)
Raymond James Financial, Inc.	411	05/15/20	USD	75.00	USD	2,598	(57,540)
Robert Half International, Inc.	61	05/15/20	USD	67.50	USD	386	(22,875)
TOTAL SA—ADR	490	05/15/20	USD	32.50	USD	1,825	(267,050)
Unilever NV—NY Shares	869	05/15/20	USD	52.50	USD	4,240	(189,008)
Union Pacific Corp.	181	05/15/20	USD	125.00	USD	2,553	(386,888)
Union Pacific Corp.	182	05/15/20	USD	135.00	USD	2,567	(268,450)
UnitedHealth Group, Inc.	149	05/15/20	USD	210.00	USD	3,716	(714,083)
Verizon Communications, Inc.	1,000	05/15/20	USD	52.50	USD	5,373	(322,500)
Visa, Inc., Class A	92	05/15/20	USD	175.00	USD	1,482	(54,050)
Wells Fargo & Co.	712	05/15/20	USD	32.50	USD	2,043	(75,472)
Wells Fargo & Co.	1,199	05/15/20	USD	30.00	USD	3,441	(249,992)
Williams Cos., Inc.	1,271	05/15/20	USD	12.00	USD	1,798	(392,739)
Williams Cos., Inc.	1,220	05/15/20	USD	16.00	USD	1,726	(102,480)
BCE, Inc.	46	06/19/20	USD	45.00	USD	188	(4,830)

							$(20,651,574)

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Bayer AG, Registered Shares	Credit Suisse International	62,700	04/01/20	EUR	76.76	EUR	3,257	$—
Nestle SA, Registered Shares	UBS AG	31,500	04/01/20	CHF	110.45	CHF	3,104	—
Public Service Enterprise Group, Inc.	Barclays Bank PLC	20,900	04/01/20	USD	60.53	USD	939	—
Sony Corp.	UBS AG	69,900	04/01/20	JPY	7,646.41	JPY	445,199	—
Unilever NV — NY Shares	Bank of America N.A.	4,300	04/01/20	USD	59.66	USD	210	—
Unilever NV — NY Shares	Credit Suisse International	58,300	04/01/20	USD	57.30	USD	2,844	(1)
Statoil ASA	Morgan Stanley & Co. International PLC	38,000	04/08/20	NOK	163.38	NOK	4,925	(13)
BP PLC	Credit Suisse International	178,200	04/14/20	GBP	4.29	GBP	588	(102)
Sanofi SA	Citibank N.A.	13,400	04/14/20	EUR	88.65	EUR	1,052	(3,958)
Ferguson PLC	UBS AG	40,700	04/15/20	GBP	71.84	GBP	2,026	(46)
Statoil ASA	Credit Suisse International	106,000	04/15/20	NOK	151.77	NOK	13,738	(9,058)
Alcon, Inc.	UBS AG	72,200	04/16/20	CHF	63.86	CHF	3,560	(1,028)
AstraZeneca PLC	Morgan Stanley & Co. International PLC	9,600	04/16/20	GBP	74.67	GBP	689	(21,027)
BAE Systems PLC	UBS AG	352,000	04/16/20	GBP	6.60	GBP	1,820	(3,910)
Nestle SA, Registered Shares	Morgan Stanley & Co. International PLC	83,700	04/16/20	CHF	107.96	CHF	8,247	(14,987)
BP PLC	Credit Suisse International	1,554,600	04/21/20	GBP	4.26	GBP	5,130	(31,990)
Constellation Software, Inc.	Citibank N.A.	2,000	04/21/20	CAD	1,439.54	CAD	2,558	(12,390)
Ferguson PLC	Credit Suisse International	40,700	04/21/20	GBP	72.72	GBP	2,026	(1,280)
Koninklijke Philips NV	UBS AG	65,000	04/21/20	EUR	40.12	EUR	2,420	(68,825)
Sony Corp.	UBS AG	125,300	04/21/20	JPY	7,146.14	JPY	798,047	(24,664)
Alcon, Inc.	Citibank N.A.	55,200	04/22/20	CHF	62.75	CHF	2,722	(4,959)
AstraZeneca PLC	Credit Suisse International	2,400	04/22/20	GBP	74.01	GBP	172	(6,941)
BAE Systems PLC	Credit Suisse International	213,826	04/22/20	GBP	5.25	GBP	1,105	(55,603)
BP PLC	Credit Suisse International	1,126,500	04/22/20	GBP	3.44	GBP	3,717	(255,977)
Bayer AG, Registered Shares	Credit Suisse International	25,100	04/22/20	EUR	52.42	EUR	1,304	(77,838)
Henkel & KGAA Pref AG	Morgan Stanley & Co. International PLC	17,300	04/22/20	EUR	86.98	EUR	1,255	(1,269)
Henkel & KGAA Pref AG	Morgan Stanley & Co. International PLC	17,300	04/22/20	EUR	72.11	EUR	1,255	(49,703)
Sanofi SA	Credit Suisse International	13,300	04/22/20	EUR	82.84	EUR	1,044	(29,093)
Statoil ASA	Credit Suisse International	146,900	04/22/20	NOK	124.22	NOK	19,038	(148,895)
BAE Systems PLC	UBS AG	352,000	04/23/20	GBP	6.60	GBP	1,820	(6,125)
Bayer AG, Registered Shares	UBS AG	50,400	04/23/20	EUR	67.38	EUR	2,618	(3,148)
Nestle SA, Registered Shares	UBS AG	400	04/23/20	CHF	105.78	CHF	39	(262)
Koninklijke Philips NV	UBS AG	294,200	04/28/20	EUR	34.99	EUR	10,953	(1,239,889)
Siemens AG, Registered Shares	Credit Suisse International	42,700	04/28/20	EUR	86.31	EUR	3,242	(47,114)
Statoil ASA	UBS AG	42,500	04/28/20	NOK	115.21	NOK	5,508	(70,962)
Alcon, Inc.	Credit Suisse International	23,500	04/29/20	CHF	52.33	CHF	1,159	(41,736)
BAE Systems PLC	Credit Suisse International	589,000	04/29/20	GBP	5.56	GBP	3,045	(106,357)
Constellation Software, Inc.	Goldman Sachs International	2,000	04/29/20	CAD	1,234.51	CAD	2,558	(121,946)
AstraZeneca PLC	Credit Suisse International	145,500	05/05/20	GBP	70.09	GBP	10,437	(959,679)
BAE Systems PLC	Morgan Stanley & Co. International PLC	507,700	05/05/20	GBP	4.92	GBP	2,625	(270,530)
BP PLC	Credit Suisse International	719,800	05/05/20	GBP	2.50	GBP	2,375	(784,910)
Kellogg Co.	Credit Suisse International	26,600	05/06/20	USD	65.68	USD	1,596	(28,863)
Sanofi SA	Credit Suisse International	93,900	05/06/20	EUR	79.73	EUR	7,371	(276,985)
Siemens AG, Registered Shares	Credit Suisse International	59,600	05/06/20	EUR	70.55	EUR	4,525	(552,100)
Statoil ASA	Credit Suisse International	37,900	05/06/20	NOK	107.43	NOK	4,912	(87,501)
Henkel & KGAA Pref AG	Goldman Sachs International	15,700	05/26/20	EUR	72.79	EUR	1,139	(46,579)

								$(5,468,243)

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or trusts. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$11,680,925	$23,033,930	$—	$34,714,855
Air Freight & Logistics	14,069,798	—	—	14,069,798
Automobiles	15,957,585	—	—	15,957,585
Banks	163,850,570	—	—	163,850,570
Beverages	33,038,255	—	—	33,038,255
Capital Markets	58,916,221	—	—	58,916,221
Chemicals	18,464,951	—	—	18,464,951
Communications Equipment	40,511,624	—	—	40,511,624
Diversified Financial Services	27,726,826	—	—	27,726,826
Diversified Telecommunication Services	72,332,633	—	—	72,332,633
Electric Utilities	44,240,810	—	—	44,240,810
Food Products	11,619,040	16,737,952	—	28,356,992
Health Care Equipment & Supplies	40,262,665	52,044,840	—	92,307,505
Health Care Providers & Services	93,990,246	—	—	93,990,246
Household Durables	12,232,022	12,829,984	—	25,062,006
Industrial Conglomerates	19,370,686	15,589,784	—	34,960,470
Insurance	96,529,606	—	—	96,529,606
IT Services	33,327,081	—	—	33,327,081
Machinery	6,163,683	—	—	6,163,683
Media	44,464,120	—	—	44,464,120
Multi-Utilities	15,671,480	—	—	15,671,480
Multiline Retail	16,158,372	—	—	16,158,372

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Oil, Gas & Consumable Fuels	$76,565,043	$31,588,466	$—	$108,153,509
Personal Products	25,121,971	—	—	25,121,971
Pharmaceuticals	16,120,588	69,900,645	—	86,021,233
Road & Rail	10,511,711	—	—	10,511,711
Semiconductors & Semiconductor Equipment	5,931,983	—	—	5,931,983
Software	38,218,987	—	—	38,218,987
Specialty Retail	17,210,000	—	—	17,210,000
Technology Hardware, Storage & Peripherals	—	20,048,823	—	20,048,823
Tobacco	32,328,396	—	—	32,328,396
Trading Companies & Distributors	—	10,548,617	—	10,548,617
Preferred Stock	—	7,325,513	—	7,325,513
Short-Term Securities	12,904,853	—	—	12,904,853
Options Purchased:
Equity contracts	39,380	—	—	39,380

	$1,125,532,111	$259,648,554	$—	$1,385,180,665

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(20,484,114)	$(5,635,703)	$—	$(26,119,817)

(a)	Derivative financial instruments are options written. Options written are shown at value.

12	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS